Share-based compensation expenses - Activities of Options (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Jul. 31, 2018	May 31, 2018	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2014
Share-based compensation expenses
Share-based compensation expenses allocated from Jimu Parent			$ 14	$ 0	$ (972)
Options Outstanding
Granted (shares)	740,000	16,042,500
Weighted Average Remaining Contractual Life
Outstanding (in years)			0 years
Vested and exercisable as of December 31, 2025			0 years
Employee Stock Option
Share-based compensation expenses
Share-based compensation expenses allocated from Jimu Parent			$ 0	$ 0	$ 0
Unrecognized share-based compensation expenses			$ 0
Options Outstanding
Outstanding at beginning of the year (in shares)			1,961,750
Granted (shares)			0	0	0
Outstanding at end of the year (in shares)			1,961,750	1,961,750
Vested and exercisable as of December 31, 2025 (in shares)			1,961,750
Weighted Average Exercise Price
Outstanding at beginning of the year (in dollars per share)			$ 0.3015
Outstanding at end of the year (in dollars per share)			0.3015	$ 0.3015
Vested and exercisable as of December 31, 2025 (in dollars per share)			$ 0.3015
Weighted Average Remaining Contractual Life
Outstanding (in years)			3 years 11 months 12 days	4 years 11 months 12 days
Vested and exercisable as of December 31, 2025			3 years 11 months 12 days
Average Intrinsic Value
Outstanding			$ 5
Outstanding			5	$ 5
Vested and exercisable as of December 31, 2025			5
Jimu Parent
Share-based compensation expenses
Vesting period (in years)						4 years
Vesting percentage at first anniversary						25.00%
Options expiration period (in years)						10 years
Unrecognized share-based compensation expenses			$ 0
Options Outstanding
Outstanding at beginning of the year (in shares)			25,895
Exercised (shares)			(7,500)
Forfeited (shares)			(12,090)
Outstanding at end of the year (in shares)			6,305	25,895
Vested and exercisable as of December 31, 2025 (in shares)			6,305
Weighted Average Exercise Price
Outstanding at beginning of the year (in dollars per share)			$ 1
Forfeited (in dollars per share)			$ 1
Outstanding at end of the year (in dollars per share)				$ 1
Weighted Average Remaining Contractual Life
Outstanding (in years)				2 years 5 months 12 days